Summary of Significant Accounting Policies - Stock split (Details)	Sep. 05, 2019 shares	Mar. 31, 2020 shares	Dec. 31, 2019 shares	Sep. 23, 2019 shares	Sep. 04, 2019 shares	Dec. 31, 2018 shares	Jun. 30, 2016 shares
Summary of Significant Accounting Policies
Stock split ratio	170
Common stock, authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000	85,000,000	85,000,000	85,000,000
Preferred stock, authorized (in shares)	50,000,000	50,000,000	50,000,000		34,000,000	34,000,000	34,000,000